PUTNAM DIVERSIFIED INCOME TRUST II

                 Prospectus Supplement dated April 7, 1997
                     to Prospectus dated May 17, 1996

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Gail S. Attridge     1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993.  Prior
                                  to November, 1993, Ms.
                                  Attridge was an Analyst at
                                  Keystone Custody
                                  International.

D. William Kohli     1994         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.
                                  Prior to September, 1994, Mr.
                                  Kohli was Executive Vice
                                  President and Co-Director of
                                  Global Bond Management and,
                                  prior to October, 1993, Senior
                                  Portfolio Manager at Franklin
                                  Advisors/Templeton Investment
                                  Counsel.

Jennifer E. Leichter 1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1987.

Michael Martino      1994         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1994.  Prior
                                  to January, 1994, Mr. Martino
                                  was employed by Back Bay
                                  Advisors as Executive Vice
                                  President and Chief Investment
                                  Officer.

Kenneth J. Taubes    1997         Employed as an investment
Senior Vice President                  professional by Putnam
                                  Management since 1991.


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